Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years (“FY”) ended on December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021, as required by SEC rules.

					Value of Initial Fixed $100
					Investment Based on:
			Average
			Summary	Average
	Summary		Compensation	Compensation
	Compensation	Compensation	Table Total for	Actually Paid	Total	Peer Total	Net	Total
	Table Total for	Actually Paid to	Non-PEO	to Non-PEO	Shareholder	Shareholder	(Loss)	Adjusted
	PEO(1)	PEO(1)(2)(7)	NEOs(3)	NEOs(2)(3)(7)	Return(4)	Return(4)	Income	EBITDA(6)
Year	($)	($)	($)	($)	($)	($)	($mm)(5)	($mm)
2025	$11,157,809	($1,110,801)	$3,049,141	($29,338)	$10	$111	($1,101)	$424
2024	10,737,905	6,634,025	3,013,978	1,741,211	48	105	(363)	523
2023	8,389,910	2,434,260	3,274,168	2,596,315	71	99	(41)	526
2022	6,245,259	(20,486,138)	2,782,307	(1,231,650)	72	94	22	544
2021	7,680,578	42,840,278	3,378,068	7,915,780	161	121	222	571
(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Edward A. Pesicka.
(2)	In calculating the ‘compensation actually paid’ (“CAP”) amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant (except for changes due to the relevant measurement date).
(3)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2025, Jonathan A. Leon, Andrew G. Long, Perry A. Bernocchi, and Heath H. Galloway; (ii) for fiscal year 2024, Mr. Leon, Mr. Long, Mr. Bernocchi, Mr. Galloway, and Alexander J. Bruni; (iii) for fiscal year 2023, Mr. Long, Mr. Bruni, Mr. Bernocchi, and Daniel J. Starck; (iv) for fiscal year 2022, Mr. Long, Mr. Bruni, Nicholas J. Pace, Mr. Starck, Tammy L. Gomez, and Jeffrey T. Jochims; and (v) for fiscal year 2021, Mr. Long, Mr. Jochims, Christopher M. Lowery, Mr. Pace, and Mark P. Zacur.
(4)	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K: Russell 3000 Medical Equipment and Services Sector Index.
(5)	Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable fiscal year.
(6)	We have selected Total Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our NEOs to company performance for fiscal year 2025. Total Adjusted EBITDA is a non-GAAP financial measure, which excludes items and charges that (i) management does not believe reflect the Company’s core business and relate more to strategic, multi-year corporate activities; or (ii) relate to activities or actions that may have occurred without predictable trends from net (loss) income reported in accordance with U.S. GAAP. Charges excluded from Total Adjusted EBITDA and other non-GAAP financial measures include acquisition-related charges and intangible amortization and exit and realignment charges, net, and other adjustments. Total Adjusted EBITDA and other non-GAAP financial measures included in this proxy statement and a reconciliation to the most comparable GAAP equivalent financial measure for the year ended December 31, 2025 is included in Appendix B within this proxy statement, and for the years ended December 31, 2024, 2023, and 2022 are described in the Company’s Current Reports on Form 8-K filed with the SEC on February 28, 2025, February 20, 2024, and February 28, 2023. For the year ended December 31, 2021, a reconciliation to the most comparable GAAP equivalent financial measure is included within exhibit 99.2 in the Company’s Current Report on Form 8-K filed with the SEC on December 6, 2023.

(7)	For fiscal years 2025, 2024, 2023, 2022, and 2021 the CAP to the PEO and the average CAP to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022, and 2021, as applicable, computed in accordance with Item 402(v) of Regulation S-K. Adjustments for (a) increase in fair value of awards granted and vesting during the applicable FY, and (b) reduction of fair value of awards granted during prior FY that were forfeited during the applicable FY, were not included as columns because there were no values to report during the covered year:

			Change in fair
			value of awards
			granted during	Change in fair
		Increase in fair	prior FY that	value of awards	Reduction of
	Deduction for	value of awards	were outstanding	granted during	fair value of
	amounts	granted during	and unvested as	prior FY that	awards
	reported in the	applicable FY	of applicable FY	vested during	granted	Increase based
	“Stock Awards”	that remain	end, determined	applicable FY,	during prior FY	on dividends or
	and “Option	unvested as of	based on change	determined	that were	other earnings
	Awards”	applicable FY	in fair value from	based on change	forfeited during	paid during
	columns in the	end, determined	prior FY end	in fair value from	applicable FY,	applicable FY
	SCT for	as of applicable	to applicable FY	prior FY end to	determined as	prior to vesting	Total
	applicable FY	FY end	end	vesting date	of prior FY end	date	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
PEO
2025	(9,560,140)	1,500,590	(3,704,854)	(504,207)	—	—	(12,268,611)
2024	(7,833,326)	3,808,999	(1,292,197)	1,212,644	—	—	(4,103,880)
2023	(5,834,851)	4,084,966	(49,069)	(4,156,695)	—	—	(5,955,649)
2022	(4,915,897)	1,141,587	(21,056,470)	(1,903,417)	—	2,800	(26,731,397)
2021	(4,400,000)	8,409,551	29,692,842	1,440,780	—	16,527	35,159,700
Avg. Other NEOs
2025	(2,274,865)	357,070	(973,905)	(186,780)	—	—	(3,078,480)
2024	(1,829,018)	775,299	(314,893)	194,987	(99,142)	—	(1,272,767)
2023	(2,086,665)	1,597,860	(11,257)	(177,791)	—	—	(677,853)
2022	(1,950,021)	378,830	(2,249,301)	(193,567)	—	103	(4,013,956)
2021	(1,700,000)	2,841,429	2,961,055	433,444	—	1,784	4,537,712

Company Selected Measure Name	Total Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Edward A. Pesicka.
(3)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2025, Jonathan A. Leon, Andrew G. Long, Perry A. Bernocchi, and Heath H. Galloway; (ii) for fiscal year 2024, Mr. Leon, Mr. Long, Mr. Bernocchi, Mr. Galloway, and Alexander J. Bruni; (iii) for fiscal year 2023, Mr. Long, Mr. Bruni, Mr. Bernocchi, and Daniel J. Starck; (iv) for fiscal year 2022, Mr. Long, Mr. Bruni, Nicholas J. Pace, Mr. Starck, Tammy L. Gomez, and Jeffrey T. Jochims; and (v) for fiscal year 2021, Mr. Long, Mr. Jochims, Christopher M. Lowery, Mr. Pace, and Mark P. Zacur.

Peer Group Issuers, Footnote
(4)	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K: Russell 3000 Medical Equipment and Services Sector Index.

PEO Total Compensation Amount	$ 11,157,809	$ 10,737,905	$ 8,389,910	$ 6,245,259	$ 7,680,578
PEO Actually Paid Compensation Amount	$ (1,110,801)	6,634,025	2,434,260	(20,486,138)	42,840,278
Adjustment To PEO Compensation, Footnote
(7)	For fiscal years 2025, 2024, 2023, 2022, and 2021 the CAP to the PEO and the average CAP to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022, and 2021, as applicable, computed in accordance with Item 402(v) of Regulation S-K. Adjustments for (a) increase in fair value of awards granted and vesting during the applicable FY, and (b) reduction of fair value of awards granted during prior FY that were forfeited during the applicable FY, were not included as columns because there were no values to report during the covered year:

			Change in fair
			value of awards
			granted during	Change in fair
		Increase in fair	prior FY that	value of awards	Reduction of
	Deduction for	value of awards	were outstanding	granted during	fair value of
	amounts	granted during	and unvested as	prior FY that	awards
	reported in the	applicable FY	of applicable FY	vested during	granted	Increase based
	“Stock Awards”	that remain	end, determined	applicable FY,	during prior FY	on dividends or
	and “Option	unvested as of	based on change	determined	that were	other earnings
	Awards”	applicable FY	in fair value from	based on change	forfeited during	paid during
	columns in the	end, determined	prior FY end	in fair value from	applicable FY,	applicable FY
	SCT for	as of applicable	to applicable FY	prior FY end to	determined as	prior to vesting	Total
	applicable FY	FY end	end	vesting date	of prior FY end	date	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
PEO
2025	(9,560,140)	1,500,590	(3,704,854)	(504,207)	—	—	(12,268,611)
2024	(7,833,326)	3,808,999	(1,292,197)	1,212,644	—	—	(4,103,880)
2023	(5,834,851)	4,084,966	(49,069)	(4,156,695)	—	—	(5,955,649)
2022	(4,915,897)	1,141,587	(21,056,470)	(1,903,417)	—	2,800	(26,731,397)
2021	(4,400,000)	8,409,551	29,692,842	1,440,780	—	16,527	35,159,700
Avg. Other NEOs
2025	(2,274,865)	357,070	(973,905)	(186,780)	—	—	(3,078,480)
2024	(1,829,018)	775,299	(314,893)	194,987	(99,142)	—	(1,272,767)
2023	(2,086,665)	1,597,860	(11,257)	(177,791)	—	—	(677,853)
2022	(1,950,021)	378,830	(2,249,301)	(193,567)	—	103	(4,013,956)
2021	(1,700,000)	2,841,429	2,961,055	433,444	—	1,784	4,537,712

Non-PEO NEO Average Total Compensation Amount	$ 3,049,141	3,013,978	3,274,168	2,782,307	3,378,068
Non-PEO NEO Average Compensation Actually Paid Amount	$ (29,338)	1,741,211	2,596,315	(1,231,650)	7,915,780
Adjustment to Non-PEO NEO Compensation Footnote
(7)	For fiscal years 2025, 2024, 2023, 2022, and 2021 the CAP to the PEO and the average CAP to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022, and 2021, as applicable, computed in accordance with Item 402(v) of Regulation S-K. Adjustments for (a) increase in fair value of awards granted and vesting during the applicable FY, and (b) reduction of fair value of awards granted during prior FY that were forfeited during the applicable FY, were not included as columns because there were no values to report during the covered year:

			Change in fair
			value of awards
			granted during	Change in fair
		Increase in fair	prior FY that	value of awards	Reduction of
	Deduction for	value of awards	were outstanding	granted during	fair value of
	amounts	granted during	and unvested as	prior FY that	awards
	reported in the	applicable FY	of applicable FY	vested during	granted	Increase based
	“Stock Awards”	that remain	end, determined	applicable FY,	during prior FY	on dividends or
	and “Option	unvested as of	based on change	determined	that were	other earnings
	Awards”	applicable FY	in fair value from	based on change	forfeited during	paid during
	columns in the	end, determined	prior FY end	in fair value from	applicable FY,	applicable FY
	SCT for	as of applicable	to applicable FY	prior FY end to	determined as	prior to vesting	Total
	applicable FY	FY end	end	vesting date	of prior FY end	date	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
PEO
2025	(9,560,140)	1,500,590	(3,704,854)	(504,207)	—	—	(12,268,611)
2024	(7,833,326)	3,808,999	(1,292,197)	1,212,644	—	—	(4,103,880)
2023	(5,834,851)	4,084,966	(49,069)	(4,156,695)	—	—	(5,955,649)
2022	(4,915,897)	1,141,587	(21,056,470)	(1,903,417)	—	2,800	(26,731,397)
2021	(4,400,000)	8,409,551	29,692,842	1,440,780	—	16,527	35,159,700
Avg. Other NEOs
2025	(2,274,865)	357,070	(973,905)	(186,780)	—	—	(3,078,480)
2024	(1,829,018)	775,299	(314,893)	194,987	(99,142)	—	(1,272,767)
2023	(2,086,665)	1,597,860	(11,257)	(177,791)	—	—	(677,853)
2022	(1,950,021)	378,830	(2,249,301)	(193,567)	—	103	(4,013,956)
2021	(1,700,000)	2,841,429	2,961,055	433,444	—	1,784	4,537,712

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay versus Performance Tabular List

The following table lists our most important performance measures used by us to link CAP to our NEOs to company performance for fiscal year 2025. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures

Total Adjusted EBITDA

Revenue

Total Shareholder Return Amount	$ 10	48	71	72	161
Peer Group Total Shareholder Return Amount	111	105	99	94	121
Net Income (Loss)	$ (1,101,000,000)	$ (363,000,000)	$ (41,000,000)	$ 22,000,000	$ 222,000,000
Company Selected Measure Amount	424,000,000	523,000,000	526,000,000	544,000,000	571,000,000
PEO Name	Edward A. Pesicka
Measure:: 1
Pay vs Performance Disclosure
Name	Total Adjusted EBITDA
Non-GAAP Measure Description
(6)	We have selected Total Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our NEOs to company performance for fiscal year 2025. Total Adjusted EBITDA is a non-GAAP financial measure, which excludes items and charges that (i) management does not believe reflect the Company’s core business and relate more to strategic, multi-year corporate activities; or (ii) relate to activities or actions that may have occurred without predictable trends from net (loss) income reported in accordance with U.S. GAAP. Charges excluded from Total Adjusted EBITDA and other non-GAAP financial measures include acquisition-related charges and intangible amortization and exit and realignment charges, net, and other adjustments. Total Adjusted EBITDA and other non-GAAP financial measures included in this proxy statement and a reconciliation to the most comparable GAAP equivalent financial measure for the year ended December 31, 2025 is included in Appendix B within this proxy statement, and for the years ended December 31, 2024, 2023, and 2022 are described in the Company’s Current Reports on Form 8-K filed with the SEC on February 28, 2025, February 20, 2024, and February 28, 2023. For the year ended December 31, 2021, a reconciliation to the most comparable GAAP equivalent financial measure is included within exhibit 99.2 in the Company’s Current Report on Form 8-K filed with the SEC on December 6, 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,268,611)	$ (4,103,880)	$ (5,955,649)	$ (26,731,397)	$ 35,159,700
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,560,140)	(7,833,326)	(5,834,851)	(4,915,897)	(4,400,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,500,590	3,808,999	4,084,966	1,141,587	8,409,551
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,704,854)	(1,292,197)	(49,069)	(21,056,470)	29,692,842
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(504,207)	1,212,644	(4,156,695)	(1,903,417)	1,440,780
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,800	16,527
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,078,480)	(1,272,767)	(677,853)	(4,013,956)	4,537,712
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,274,865)	(1,829,018)	(2,086,665)	(1,950,021)	(1,700,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	357,070	775,299	1,597,860	378,830	2,841,429
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(973,905)	(314,893)	(11,257)	(2,249,301)	2,961,055
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (186,780)	194,987	$ (177,791)	(193,567)	433,444
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (99,142)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 103	$ 1,784